Significant Accounting Policies - Breakdown of Revenues Between Fixed and Variable (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition
Gross revenues	$ 190,485			$ 377,277
Transaction Fee Revenue
Revenue Recognition
Gross revenues	103,952			206,592
Commissions Revenue
Revenue Recognition
Gross revenues	36,413			70,610
Other
Revenue Recognition
Gross revenues	2,169			4,063
Variable
Revenue Recognition
Gross revenues	106,949			210,932
Variable | Transaction Fee Revenue
Revenue Recognition
Gross revenues	79,577			158,492
Variable | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues	435			890
Variable | Commissions Revenue
Revenue Recognition
Gross revenues	26,635			50,945
Variable | Other
Revenue Recognition
Gross revenues	302			605
Fixed
Revenue Recognition
Gross revenues	83,536			166,345
Fixed | Transaction Fee Revenue
Revenue Recognition
Gross revenues	24,375			48,100
Fixed | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues	47,516			95,122
Fixed | Commissions Revenue
Revenue Recognition
Gross revenues	9,778			19,665
Fixed | Other
Revenue Recognition
Gross revenues	$ 1,867			$ 3,458
Predecessor
Revenue Recognition
Gross revenues			$ 171,015		$ 340,518
Predecessor | Transaction Fee Revenue
Revenue Recognition
Gross revenues			91,030		181,169
Predecessor | Commissions Revenue
Revenue Recognition
Gross revenues			27,553		55,436
Predecessor | Other
Revenue Recognition
Gross revenues			2,704		5,622
Predecessor | Variable
Revenue Recognition
Gross revenues			87,342		175,246
Predecessor | Variable | Transaction Fee Revenue
Revenue Recognition
Gross revenues			69,557		139,194
Predecessor | Variable | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues			425		900
Predecessor | Variable | Commissions Revenue
Revenue Recognition
Gross revenues			17,346		35,126
Predecessor | Variable | Other
Revenue Recognition
Gross revenues			14		26
Predecessor | Fixed
Revenue Recognition
Gross revenues			83,673		165,272
Predecessor | Fixed | Transaction Fee Revenue
Revenue Recognition
Gross revenues			21,473		41,975
Predecessor | Fixed | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues			49,303		97,391
Predecessor | Fixed | Commissions Revenue
Revenue Recognition
Gross revenues			10,207		20,310
Predecessor | Fixed | Other
Revenue Recognition
Gross revenues			$ 2,690		$ 5,596
Tradeweb Markets LLC | Successor
Revenue Recognition
Gross revenues		$ 178,637
Tradeweb Markets LLC | Successor | Transaction Fee Revenue
Revenue Recognition
Gross revenues		97,130
Tradeweb Markets LLC | Successor | Commissions Revenue
Revenue Recognition
Gross revenues		32,840
Tradeweb Markets LLC | Successor | Other
Revenue Recognition
Gross revenues		2,148
Tradeweb Markets LLC | Successor | Variable
Revenue Recognition
Gross revenues		96,833
Tradeweb Markets LLC | Successor | Variable | Transaction Fee Revenue
Revenue Recognition
Gross revenues		73,800
Tradeweb Markets LLC | Successor | Variable | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues		425
Tradeweb Markets LLC | Successor | Variable | Commissions Revenue
Revenue Recognition
Gross revenues		22,608
Tradeweb Markets LLC | Successor | Fixed
Revenue Recognition
Gross revenues		81,804
Tradeweb Markets LLC | Successor | Fixed | Transaction Fee Revenue
Revenue Recognition
Gross revenues		23,330
Tradeweb Markets LLC | Successor | Fixed | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues		46,094
Tradeweb Markets LLC | Successor | Fixed | Commissions Revenue
Revenue Recognition
Gross revenues		10,232
Tradeweb Markets LLC | Successor | Fixed | Other
Revenue Recognition
Gross revenues		$ 2,148
Tradeweb Markets LLC | Predecessor
Revenue Recognition
Gross revenues						$ 505,771	$ 562,968	$ 518,404
Tradeweb Markets LLC | Predecessor | Transaction Fee Revenue
Revenue Recognition
Gross revenues						273,751	267,020	230,171
Tradeweb Markets LLC | Predecessor | Commissions Revenue
Revenue Recognition
Gross revenues						79,830	96,745	91,663
Tradeweb Markets LLC | Predecessor | Other
Revenue Recognition
Gross revenues						8,209	4,669	4,587
Tradeweb Markets LLC | Predecessor | Variable
Revenue Recognition
Gross revenues						258,761	268,927	231,780
Tradeweb Markets LLC | Predecessor | Variable | Transaction Fee Revenue
Revenue Recognition
Gross revenues						208,049	210,198	176,060
Tradeweb Markets LLC | Predecessor | Variable | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues						1,305	1,575	1,496
Tradeweb Markets LLC | Predecessor | Variable | Commissions Revenue
Revenue Recognition
Gross revenues						49,367	57,118	54,194
Tradeweb Markets LLC | Predecessor | Variable | Other
Revenue Recognition
Gross revenues						40	36	30
Tradeweb Markets LLC | Predecessor | Fixed
Revenue Recognition
Gross revenues						247,010	294,041	286,624
Tradeweb Markets LLC | Predecessor | Fixed | Transaction Fee Revenue
Revenue Recognition
Gross revenues						65,702	56,822	54,111
Tradeweb Markets LLC | Predecessor | Fixed | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues						142,676	192,959	190,487
Tradeweb Markets LLC | Predecessor | Fixed | Commissions Revenue
Revenue Recognition
Gross revenues						30,463	39,627	37,469
Tradeweb Markets LLC | Predecessor | Fixed | Other
Revenue Recognition
Gross revenues						$ 8,169	$ 4,633	$ 4,557